Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $)	1 Months Ended			12 Months Ended
	Jul. 31, 2014	Jul. 02, 2014	Jul. 01, 2014	Dec. 31, 2013 Servicer Advance Facility [Member]	Jan. 31, 2014 Servicer Advance Facility [Member]
Subsequent Event [Line Items]
Amount of indenture borrowings capacity					$ 100,000,000
Indenture agreement matures				2015-01
Repayment date of funding notes				2015-02
Other Commitment			7,100,000
Other Commitment, Due in Next Twelve Months			20,000,000
Percentage of Excess Servicing Spread Acquired	70.00%
Residential loans of securitization trusts, principal balance		25,200,000,000
Related Party Transaction, Amounts of Transaction	$ 75,400,000